Segment Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment Information
24.	SEGMENT INFORMATION

The Group’s chief operating decision maker, the Chief Executive Officer, reviews the Group’s consolidated results when making decisions about the allocation of resources and when assessing performance of the Group as a whole, and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The basis of information reported to the chief operating decision maker is the same as the Group’s consolidated financial statements. As the Group’s long-lived assets are substantially located in and derived from Asia, no geographical segments are presented.